Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 657	$ 454
Restricted cash	178	232
Accounts receivable, net of allowance for doubtful accounts of $49 and $46	565	569
Inventories	575	812
Securitized vacation ownership notes receivable, net of allowance for doubtful accounts of $9 and $10	62	64
Prepaid expenses and other	149	125
Deferred income taxes	276	278
Total current assets	2,462	2,534
Investments	271	259
Plant, property and equipment, net	3,302	3,270
Goodwill and intangible assets, net	2,067	2,057
Deferred tax assets	626	639
Other assets	385	355
Securitized vacation ownership notes receivable, net	411	446
Total assets	9,524	9,560
Current liabilities:
Short-term borrowings and current maturities of long-term debt	552	3
Accounts payable	116	144
Current maturities of long-term securitized vacation ownership debt	125	130
Accrued expenses	1,119	1,177
Accrued salaries, wages and benefits	307	375
Accrued taxes and other	131	163
Total current liabilities	2,350	1,992
Long-term debt	1,648	2,194
Long-term debt	364	402
Deferred income taxes	47	46
Other liabilities	1,947	1,971
Total liabilities	6,356	6,605
Commitments and contingencies
Stockholders' equity:
Common stock; $0.01 par value; authorized 1,000,000,000 shares; outstanding 197,162,892 and 195,913,400 shares at March 31, 2012 and December 31, 2011, respectively	2	2
Additional paid-in capital	1,005	963
Accumulated other comprehensive loss	(309)	(348)
Retained earnings	2,465	2,337
Total Starwood stockholders' equity	3,163	2,954
Noncontrolling interest	5	1
Total stockholders' equity	3,168	2,955
Total liabilities and stockholders' equity	$ 9,524	$ 9,560